Reconciliation of All Plan Investment Assets Measured at Fair Value Using Significant Unobservable Inputs (Level 3) (Detail) - Plan investment funds managed by insurance companies
₨ in Millions, $ in Millions
	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Defined Benefit Plan Disclosure [Line Items]
Beginning balance	₨ 779.8	$ 9.5	₨ 664.1
Realized interest credited to fund	54.8	0.7	48.1
Contribution during the period	148.6	1.8	131.1
Amount paid towards claim	(118.7)	(1.5)	(63.5)
Ending Balance	₨ 864.5	$ 10.5	₨ 779.8